As filed with the U.S. Securities and Exchange Commission on March 13, 2015

Securities Act File No. 33-19228

Investment Company Act File No. 811-05443

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 96	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 98

(Check appropriate box or boxes)

Calamos Investment Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court Naperville, Illinois	60563
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

John P. Calamos, Sr.

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207	Eric S. Purple K&L Gates LLP 1601 K Street NW Washington, DC 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 96 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 13th day of March, 2015.

CALAMOS INVESTMENT TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 96 has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer))		March 13, 2015
John P. Calamos, Sr.		)
)

/s/ Weston W. Marsh*	Trustee	)
Weston W. Marsh		)
)

/s/ John E. Neal*	Trustee	)
John E. Neal		)
)
/s/ William Rybak*	Trustee	)
William Rybak		)
)

/s/ Stephen B. Timbers*	Trustee	)
Stephen B. Timbers		)

/s/ David D. Tripple*	Trustee	)
David D. Tripple		)

/s/ Nimish S. Bhatt	Vice President and Chief Financial Officer	)	March 13, 2015
Nimish S. Bhatt		)
)

*	John P. Calamos, Sr. signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 95 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-19228 and 811-05443, on February 25, 2015.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
March 13, 2015

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase